Document and Entity Information	6 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	MEDICAL ALARM CONCEPTS HOLDINGS INC
Entity Central Index Key	0001443089
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company